Financial Instruments - Schedule of Portfolios of Financial Instruments (Detail) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss	$ 1,587,923,268	$ 1,984,609,209
Deposits
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss	0	0
Amortized Cost	27,668,939,952	24,513,231,226
Fair Value through OCI	0	0
Liabilities at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss	54,443,078	11,846,653
Amortized Cost	0	0
Fair Value through OCI	0	0
Derivative Financial Instruments
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss	18,340,612	10,092,756
Amortized Cost	0	0
Fair Value through OCI	0	0
Repurchase Transactions
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss	0	0
Amortized Cost	677,097,037	567,875,904
Fair Value through OCI	0	0
Other Financial Liabilities
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss	0	0
Amortized Cost	4,237,874,913	4,631,605,767
Fair Value through OCI	0	0
Financing Received from the Argentine Central Bank and Other Financial Institutions
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss	0	0
Amortized Cost	881,745,712	581,156,334
Fair Value through OCI	0	0
Debt Securities
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss	0	0
Amortized Cost	1,622,340,367	1,327,992,931
Fair Value through OCI	0	0
Subordinated Debt Securities
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss	0	0
Amortized Cost	376,190,745	350,069,829
Fair Value through OCI	0	0
Cash and Due from Banks
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss	0	0
Amortized Cost	9,367,222,727	8,872,753,639
Fair Value through OCI	0	0
Debt Securities at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss	1,587,923,268	1,984,609,209
Amortized Cost	0	0
Fair Value through OCI	0	0
Derivative Financial Instruments
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss	55,865,119	5,474,158
Amortized Cost	0	0
Fair Value through OCI	0	0
Repurchase Transactions
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss	0	0
Amortized Cost	726,099,832	0
Fair Value through OCI	0	0
Other Financial Assets
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss	390,383,381	438,625,169
Amortized Cost	187,686,033	1,845,561,213
Fair Value through OCI	0	0
Loans and Other Financing
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss	0	32,683,512
Amortized Cost	23,273,441,117	18,894,673,075
Fair Value through OCI	0	0
Other Debt Securities
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss	0	0
Amortized Cost	2,652,698,866	2,868,154,374
Fair Value through OCI	3,235,247,697	3,026,158,029
Financial Assets Pledged as Collateral
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss	240,908,514	22,116,189
Amortized Cost	1,258,840,848	1,759,443,196
Fair Value through OCI	0	171,171,564
Investments in Equity Instruments
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss	120,770,829	55,364,705
Amortized Cost	0	0
Fair Value through OCI	$ 0	$ 0